GOODWILL	12 Months Ended
Dec. 31, 2011
GOODWILL

10. GOODWILL

The movements of goodwill for the years ended December 31, 2009, 2010 and 2011 were as follows:

	Spreadtrum USA	MobilePeak	Telegent	Total
Gross amount of goodwill
Balance as of December 31, 2008	$32,344,959	$—	$—	$32,344,959
Adjustment to goodwill balance	2,000,000	—	—	2,000,000
Balance as of December 31, 2009	34,344,959	—	—	34,344,959
Balance as of December 31, 2010	34,344,959	—	—	34,344,959
Acquisitions in 2011	—	31,334,875	2,873,420	34,208,295
Balance as of December 31, 2011	$34,344,959	$31,334,875	$2,873,420	$68,553,254
Accumulated impairment loss
Balance as of December 31, 2008	$(32,344,959)	$—	$—	$(32,344,959)
Balance as of December 31, 2009	(32,344,959)	—	—	(32,344,959)
Balance as of December 31, 2010	(32,344,959)	—	—	(32,344,959)
Balance as of December 31, 2011	$(32,344,959)	$—	$—	$(32,344,959)
Net carrying amount
Balance as of December 31, 2008	$—	$—	$—	$—
Balance as of December 31, 2009	2,000,000	—	—	2,000,000
Balance as of December 31, 2010	2,000,000	—	—	2,000,000
Balance as of December 31, 2011	$2,000,000	$31,334,875	$2,873,420	$36,208,295

The adjustment to goodwill in 2009 relates to the Spreadtrum USA earn-out payment due to the achievement of a performance target, as stipulated in the acquisition agreements.

The Company performed goodwill impairment tests as of December 31, 2009, 2010 and 2011 and determined that no additional impairment to goodwill needs to be provided during the years then ended.